FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

			As of December 31,
		2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,291,274	$–	$1,291,274	$1,024,658	$–	$1,024,658

Marketable securities:
U.S. Treasury bills	50,004	–	50,004	–	–	–

Foreign currency derivative contracts:
Foreign exchange contracts	–	2,984	2,984	–	9,806	9,806
Total	$1,341,278	$2,984	$1,344,262	$1,024,658	$9,806	$1,034,464